UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         11th Floor
         New York, New York  10022

13F File Number:  28-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

     Robert Scott McLellan     New York, New York     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $558,220 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASCENT MEDIA CORP              COM SER A        043632108    26697   504000 SH       SOLE                   504000
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     9834  1775000 SH       SOLE                  1775000
BLACKBOARD INC                 COM              091935502       96   320000 SH  CALL SOLE                   320000
ENSCO PLC                      SPONSORED ADR    29358Q109    31980   600000 SH       SOLE                   600000
FLEETCOR TECHNOLOGIES INC      COM              339041105    22230   750000 SH       SOLE                   750000
FORESTAR GROUP INC             COM              346233109     9858   600000 SH       SOLE                   600000
GOLAR LNG LTD BERMUDA          SHS              G9456A100    26516   760000 SH       SOLE                   760000
GOOGLE INC                     CL A             38259P508    25319    50000 SH       SOLE                    50000
GRACE W R & CO DEL NEW         COM              38388F108    54756  1200000 SH       SOLE                  1200000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    30489   315000 SH       SOLE                   315000
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    43920 18000000 SH       SOLE                 18000000
LIBERTY GLOBAL INC             COM SER A        530555101    40536   900000 SH       SOLE                   900000
REGIONS FINANCIAL CORP NEW     COM              7591EP100    13950  2250000 SH       SOLE                  2250000
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    24849   660000 SH       SOLE                   660000
SOLARWINDS INC                 COM              83416B109    28754  1100000 SH       SOLE                  1100000
THERAVANCE INC                 COM              88338T104    12660   570000 SH       SOLE                   570000
TOWERS WATSON & CO             CL A             891894107    29570   450000 SH       SOLE                   450000
TRANSDIGM GROUP INC            COM              893641100    18238   200000 SH       SOLE                   200000
VALEANT PHARMACEUTICALS INTL   COM              91911K102    72744  1400000 SH       SOLE                  1400000
VERISK ANALYTICS INC           CL A             92345Y106    13848   400000 SH       SOLE                   400000
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    21376   800000 SH       SOLE                   800000